Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0001728328
Registrant Name	InMed Pharmaceuticals Inc.
Registration File Number	333-297234
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES